Property, plant and equipment-Disclosure of Detailed Information about Useful Lives for the Depreciation of Fixed Assets (Detail)	12 Months Ended
Dec. 31, 2020
Buildings and improvements | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life for the depreciation of Fixed Assets	30 years
Buildings and improvements | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life for the depreciation of Fixed Assets	60 years
Installations | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life for the depreciation of Fixed Assets	10 years
Installations | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life for the depreciation of Fixed Assets	50 years
Machinery and equipment | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life for the depreciation of Fixed Assets	10 years
Machinery and equipment | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life for the depreciation of Fixed Assets	40 years
Furniture and fixtures [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life for the depreciation of Fixed Assets	10 years
Furniture and fixtures [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life for the depreciation of Fixed Assets	35 years
Vehicles [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life for the depreciation of Fixed Assets	10 years
Vehicles [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life for the depreciation of Fixed Assets	15 years
Aircraft [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life for the depreciation of Fixed Assets	4 years
Aircraft [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life for the depreciation of Fixed Assets	20 years
Computers and peripherals | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life for the depreciation of Fixed Assets	2 years
Computers and peripherals | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life for the depreciation of Fixed Assets	10 years
Tooling | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life for the depreciation of Fixed Assets	8 years
Tooling | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life for the depreciation of Fixed Assets	30 years
Exchange pool program assets | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life for the depreciation of Fixed Assets	8 years
Exchange pool program assets | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life for the depreciation of Fixed Assets	30 years